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                                                                 [METLIFE LOGO]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

November 21, 2014

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-200323/811-03365
     (MetLife Investment Portfolio Architect/SM/ - Standard Version and MetLife Investment Portfolio Architect/SM/ - C Share Option)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated November 19, 2014 and Statement of Additional Information ("SAI") dated November 19, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in the Registration Statement on Form N-4 for the Account filed electronically with the Commission on November 18, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/  John M. Richards
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John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company